Retirement plans liabilities	12 Months Ended
Dec. 31, 2025
Disclosure of defined benefit plans [abstract]
Retirement plans liabilities
22 Retirement plans and insurance liabilities

	2025	2024
Retirement plans without insurance risk, under the scope of IFRS 9 (Note 22(a)(i))	84,446,347	66,104,805
Retirement plans with insurance risk, under the scope of IFRS 17 (Note 22(a)(ii))	8,260,312	—
Insurance liabilities, under the scope of IFRS 17 (Note 22(b))	316,763	119,582
Total retirement plans and insurance liabilities	93,023,422	66,224,387
a)    Retirement plans
As of December 31, 2025, active plans are principally accumulation of financial resources through products PGBL and VGBL structured in the form of variable contribution, for the purpose of granting participants with returns based on the accumulated capital in the form of monthly withdraws for a certain term or temporary monthly withdraws.
In this respect, such financial products represent investment contracts that have the legal form of private pension plans, but which do not transfer insurance risk to the Group. Therefore, contributions received from participants are accounted for as liabilities and the balance consists of the participant’s balance in the linked Specially Constituted Investment Fund (“FIE”) on the reporting date (Note 7(a) (i)).
(i) Retirement plans without insurance risk, under the scope of IFRS 9

	2025	2024

As of January, 1	66,104,805	56,371,063
Contributions received	3,994,319	4,998,049
Transfer with third party plans	9,368,313	3,830,602
Withdraws	(4,966,973)	(3,964,150)
Other provisions (Constitution/Reversion)	23,464	69,569
Monetary correction and interest income	9,922,419	4,799,672
As of December, 31	84,446,347	66,104,805
(ii) Retirement plans with insurance risk, under the scope of IFRS 17

	2025
	Liability for Remaining Coverage ("LRC")	Liability for Incurred Claims ("LIC")

As of January, 1	—	—
Cash flows	8,310,960	(440,760)
Acquisition cash flows paid	(1,834)	—
Premiums received	8,312,794	—
Claims and other directly attributable expenses paid, including investment component	—	(440,760)
Financial result	397,089	—
Investment components	(439,365)	439,365
Statement of income	(8,372)	1,395
As of December, 31	8,260,312	—
Below is the statement of financial position for insurance contracts:

2025
Assets	8,267,289
Securities - Investment funds (Note 7a)	8,267,289
Liabilities	8,260,312
Retirement plans liabilities	8,260,312
Equity	6,977
P&L	6,977
The table below shows the reconciliations, from the opening to the closing balances, for the estimates of the present value of the future cash flows, the risk adjustment for non-financial risk and the contractual service margin (“CSM”):

				2025
	Present value of future cash flows	Risk adjustment	Contractual service margin	Total

Opening balance	—	—	—	—
Changes that relate to current service	687	—	6,291	6,978
CSM recognised for the services provided	—	—	6,291	6,291
Experience adjustments	687	—	—	687
Changes that relate to future service	(272,885)	(6)	(124,199)	(397,090)
Changes in estimates reflected in the contractual service margin	(948,085)	—	550,995	(397,090)
Contracts initially recognised in the period	675,200	(6)	(675,194)	—
Current period cash flows	(7,870,200)	—	—	(7,870,200)
Total	(8,142,398)	(6)	(117,908)	(8,260,312)
The table below shows the effect on the Group’s statement of financial position for insurance contracts issued that are initially recognized in the period:

Contractual service margin	(675,194)
Estimates of the present value of future cash inflows	9,069,709
Estimates of the present value of future cash outflows	(8,394,509)
Claims and other insurance service expenses	(8,311,722)
Insurance acquisition cash flows	(82,787)
Risk adjustment for non-financial risk	(6)
Total	—
The table below shows the expected recognition of the contractual service margin (“CSM”) remaining as of December 31, 2025, in profit or loss, for insurance:

Insurance contracts
2025

0-1 year	6,544
1-2 years	7,240
2-3 years	6,149
3-4 years	4,939
4-5 years	5,215
Over 5 years	87,821
Total	117,908
The rates used to discount cash flows from retirement plans contracts are shown below:

Reporting date	Index	1	3	5	10	20
As of December 31, 2024	Fixed	15.37%	15.94%	15.56%	14.84%	13.93%
As of December 31, 2025	Fixed	13.76%	13.30%	13.69%	13.69%	12.16%
b)    Insurance liabilities

	2025		2024
	Liability for Remaining Coverage ("LRC")	Liability for Incurred Claims ("LIC")	Liability for Remaining Coverage ("LRC")	Liability for Incurred Claims ("LIC")

As of January, 1	114,992	4,590	36,790	315
Cash flows	193,063	(14,909)	122,349	(4,461)
Acquisition cash flows paid	(24,050)	—	(13,418)	—
Claims and other expenses paid	—	(14,909)	—	(4,461)
Premiums received	217,113	—	135,767	—
Statement of comprehensive income	12,954	—	—	—
Statement of income	(14,024)	20,097	(44,147)	8,736
As of December, 31	306,985	9,778	114,992	4,590
Below is the statement of financial position for insurance and reinsurance contracts:

	2025	2024
Assets	328,216	154,229
Securities - Brazilian sovereign bonds (Note 7A)	321,448	152,058
Other assets	6,768	2,171
Liabilities	316,763	119,582
Insurance liabilities	316,763	119,582
Equity	11,453	34,647
OCI	(8,188)	30,255
P&L	19,641	4,392
The table below shows the reconciliations, from the opening to the closing balances, for the estimates of the present value of the future cash flows, the risk adjustment for non-financial risk and the contractual service margin (“CSM”):

				2025
	Present value of future cash flows	Risk adjustment	Contractual service margin	Total

Opening balance	214,157	(2,027)	(331,712)	(119,582)
Changes that relate to current service	(81,177)	(1,965)	36,055	(47,087)
CSM recognised for the services provided	—	—	36,055	36,055
Experience adjustments	(81,177)	—	—	(81,177)
Risk adjustment recognised for the risk expired	—	(1,965)	—	(1,965)
Changes that relate to future service	161,939	(1,198)	(160,741)	—
Changes in estimates reflected in the contractual service margin	(60,301)	236	60,065	—
Contracts initially recognised in the period	222,240	(1,434)	(220,806)	—
Changes that relate to past service	84,370	2,183	—	86,553
Adjustments to LIC	84,370	2,183	—	86,553
Current period cash flows	(177,241)	—	—	(177,241)
Insurance finance expenses	(20,583)	(592)	(38,231)	(59,406)
Total	181,465	(3,599)	(494,629)	(316,763)

				2024
	Present value of future cash flows	Risk adjustment	Contractual service margin	Total
Opening balance	123,917	(1,737)	(159,285)	(37,105)
Changes that relate to current service	(10,939)	(159)	6,799	(4,299)
CSM recognised for the services provided	—	—	6,799	6,799
Experience adjustments	(10,939)	—	—	(10,939)
Risk adjustment recognised for the risk expired	—	(159)	—	(159)
Changes that relate to future service	162,138	(883)	(161,255)	—
Changes in estimates reflected in the contractual service margin	(171,114)	2,393	168,721	—
Contracts initially recognised in the period	333,252	(3,276)	(329,976)	—
Changes that relate to past service	14,215	237	—	14,452
Adjustments to LIC	14,215	237	—	14,452
Current period cash flows	(118,743)	—	—	(118,743)
Insurance finance expenses	43,569	515	(17,971)	26,113
Total	214,157	(2,027)	(331,712)	(119,582)
The table below shows the effect on the Group’s statement of financial position for insurance contracts issued and reinsurance contracts held that are initially recognized in the period:

Contractual service margin	(220,806)
Estimates of the present value of future cash inflows	504,260
Estimates of the present value of future cash outflows	(282,020)
Claims and other insurance service expenses	(238,735)
Insurance acquisition cash flows	(43,285)
Insurance premiums	—
Risk adjustment for non-financial risk	(1,434)
Total	—
The table below shows the expected recognition of the contractual service margin (“CSM”) remaining as of December 31, 2025 and 2024, in profit or loss, for insurance contracts:

	Insurance contracts
	2025	2024

0-1 year	50,949	8,223
1-2 years	45,984	7,877
2-3 years	41,113	7,615
3-4 years	35,647	7,019
4-5 years	30,324	6,150
Over 5 years	290,613	294,830
Total	494,630	331,714
The rates used to discount cash flows from insurance contracts are shown below:

Reporting date	Index	1	3	5	10	20
As of December 31, 2024	IPCA	8.53%	9.69%	9.59%	9.37%	9.27%
As of December 31, 2025	IPCA	10.06%	8.85%	8.64%	8.20%	7.89%